Total
CAPITAL WORLD BOND FUND
Capital World Bond Fund
Investment objective

The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 41 of the prospectus and on page 85 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - CAPITAL WORLD BOND FUND	Class A		Class 529-A		Class C	Class 529-C	Class 529-E	Class 529-T	Class T	Class F-1	Class 529-F-1	Class F-2	Class F-3	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%		3.50%		none	none	none	2.50%	2.50%	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75%	[1]	1.00%	[1]	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $500,000 or more for Class A and $1 million or more for Class 529-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CAPITAL WORLD BOND FUND	Class A	Class C		Class T		Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2		Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees	0.43%	0.43%		0.43%		0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%		0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and/or service (12b-1) fees	0.25%	1.00%	[1]	0.25%		0.24%	none	none	0.23%	0.99%	0.50%	0.25%	0.25%	none		none	0.98%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.31%	0.31%		0.30%	[1]	0.35%	0.17%	0.05%	0.35%	0.35%	0.22%	0.33%	0.41%	0.21%	[1]	0.11%	0.16%	0.40%	0.26%	0.20%	0.15%	0.20%	0.11%	0.05%
Total annual fund operating expenses	0.99%	1.74%		0.98%		1.02%	0.60%	0.48%	1.01%	1.77%	1.15%	1.01%	1.09%	0.64%		0.54%	1.57%	1.58%	1.29%	1.13%	0.83%	0.63%	0.54%	0.48%
[1]	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - CAPITAL WORLD BOND FUND - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 472	$ 277	$ 347	$ 104	$ 61	$ 49	$ 449	$ 280	$ 117	$ 350	$ 111	$ 65	$ 55	$ 160	$ 161	$ 131	$ 115	$ 85	$ 64	$ 55	$ 49
3 years	678	548	554	325	192	154	660	557	365	564	347	205	173	496	499	409	359	265	202	173	154
5 years	902	944	778	563	335	269	888	959	633	794	601	357	302	855	860	708	622	460	351	302	269
10 years	$ 1,543	$ 1,853	$ 1,421	$ 1,248	$ 750	$ 604	$ 1,543	$ 1,613	$ 1,398	$ 1,455	$ 1,329	$ 798	$ 677	$ 1,867	$ 1,878	$ 1,556	$ 1,375	$ 1,025	$ 786	$ 677	$ 604

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - CAPITAL WORLD BOND FUND - USD ($)	Class C	Class 529-C
1 year	$ 177	$ 180
3 years	548	557
5 years	944	959
10 years	$ 1,853	$ 1,613

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 242% of the average value of its portfolio.

Principal investment strategies

Under normal market circumstances, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by derivatives. The fund invests primarily in debt securities, including asset-backed and mortgage-backed securities and securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund will invest substantially in securities tied economically to a number of countries outside the United States, and such investments may include securities tied economically to developing countries. Normally, the fund invests substantially in investment-grade bonds (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar.

The fund may invest in forward currency contracts, futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Income Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Higest/Lowest quarterly results during this period were: Highest 9.12% (quarter ended December 31, 2023) Lowest -8.33% (quarter ended June 30, 2022)
Average annual total returns For the periods ended December 31, 2023:
Average Annual Returns - CAPITAL WORLD BOND FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class F-2	6.24%	(0.07%)	0.62%	1.81%	Aug. 01, 2008
Class A	1.83%	(1.17%)	(0.09%)	4.87%	Aug. 04, 1987
Class C	4.06%	(1.14%)	(0.32%)	3.44%	Mar. 15, 2001
Class F-1	5.81%	(0.42%)	0.29%	3.75%	Mar. 16, 2001
Class F-3	6.36%	0.04%		0.84%	Jan. 27, 2017
Class 529-A	2.10%	(1.14%)	(0.11%)	3.63%	Feb. 15, 2002
Class 529-C	4.04%	(1.19%)	(0.14%)	3.61%	Feb. 28, 2002
Class 529-E	5.67%	(0.59%)	0.08%	3.45%	May 16, 2002
Class 529-F-1	5.99%	(0.26%)	0.45%	3.69%	Sep. 17, 2002
Class 529-F-2	6.23%			(4.19%)	Oct. 30, 2020
Class 529-F-3	6.25%			(4.14%)	Oct. 30, 2020
Class R-1	5.21%	(1.06%)	(0.40%)	2.82%	Jun. 28, 2002
Class R-2	5.22%	(1.06%)	(0.40%)	2.82%	Jul. 09, 2002
Class R-2E	5.52%	(0.76%)		(0.53%)	Aug. 29, 2014
Class R-3	5.67%	(0.61%)	0.06%	3.23%	Jul. 16, 2002
Class R-4	6.05%	(0.29%)	0.38%	3.66%	Aug. 15, 2002
Class R-5E	6.21%	(0.10%)		0.93%	Nov. 20, 2015
Class R-5	6.35%	(0.01%)	0.68%	4.10%	May 15, 2002
Class R-6	6.42%	0.05%	0.74%	2.41%	May 01, 2009
After Taxes on Distributions | Class F-2	6.19%	(0.82%)	0.19%
After Taxes on Distributions and Sale of Fund Shares | Class F-2	3.69%	(0.28%)	0.18%
Bloomberg Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.72%	(0.32%)	0.38%	1.57%	Aug. 01, 2008
Lipper Global Income Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	6.60%	0.64%	1.06%	5.31%	Aug. 01, 2008
Consumer Price Index	3.35%	4.07%	2.79%	2.18%	Aug. 01, 2008

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.